Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The Company’s provision for income taxes is as follows:

	For the Year Ended December 31,
	2011	2010
Current:
Federal	$549,000	$525,000
State	100,000	108,000
	649,000	633,000

Deferred:
Federal	197,000	100,000
State	37,000	19,000
	234,000	119,000

	$883,000	$752,000

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Deferred income tax assets (liabilities) are summarized as follows:

	As of December 31,
	2011		2010
	Current	Non-Current	Current	Non-Current
Deferred income tax assets:
Allowance for loan receivable	$380,000	$-	$442,000	$-
Other	33,000	-	25,000	-
	413,000	-	467,000	-
Deferred income tax liabilities:
Property and equipment	-	(163,000)	-	(194,000)
Goodwill and intangible assets	-	(367,000)	-	(156,000)
	-	(530,000)	-	(350,000)

Net	$413,000	$(530,000)	$467,000	$(350,000)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

Reconciliations from the statutory federal income tax rate to the effective income tax rate are as follows:

	For the Year Ended December 31,
	2011	2010
Income tax expense using the statutory federal rate	$788,000	$714,000
State income taxes, net of federal benefit	92,000	83,000
Shares received for reimbursement of expenses	-	(33,000)
Other	3,000	(12,000)

Income tax expense	$883,000	$752,000